Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Noncurrent Liabilities [Abstract]
Other non-current liabilities

33. Other non-current liabilities

Other non-current liabilities as of December 31, 2021 and December 31, 2020 amount to EUR 1,808 thousand respectively EUR 1,808 thousand and are mainly related to holiday pay of Danish companies’ employees following the transition to the new Danish Holiday Act started in 2019.